ACQUISITIONS - Narrative (Details) - Singapore Acquisition $ in Thousands	Oct. 31, 2023 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 2,546
Contingent consideration payable	317
Business combination, consideration transferred	2,574
Business combination, preliminary working capital adjustment	28
Cash and cash equivalents	491
Transaction costs	$ 13